VIA EDGAR

May 2, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM FUNDS, INC. II
	FILE NOS. (333-44193/811-08605)

Dear Sir/ Madam,

Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "Act"), I hereby certify that the Prospectus and Statement of Additional Information of The Analytic Funds series of UAM Funds, Inc. II (the "Fund"), do not differ from those included in Post-
Effective Amendment No. 12 to the Fund's
Registration Statement of Form N-1A, filed electronically with the Securities and Exchange
Commission on April 28, 2000.

If you have any questions or comments regarding this filing, please call me 617-542-5440.


Sincerely,


/s/Martin J. Wolin
Martin J. Wolin
Vice President and Associate General Counsel

MJW/dbm